Contingent liabilities and provisions	6 Months Ended
Apr. 30, 2023
Text block [abstract]
Contingent liabilities and provisions
Note 13.    Contingent liabilities and provisions
Legal proceedings and other contingencies
In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory inv est
igations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of manage me
nt, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.
While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our interim consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.
The provisions disclosed in Note 22 to the consolidated financial statements included in our 2022 Annual Report included all of CIBC’s accruals for legal matters as at that date, including amounts related to the significant legal proceedings described in that note and to other legal matters.
CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.
CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $0.5 billion as at April 30, 2023. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages. The matters underlying the estimated range as at April 30, 2023, consist of the significant legal matters disclosed in Note 22 to the consolidated financial statements included in our 2022 Annual Report as updated below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.

The following developments related to our significant legal proceedings occurred since the issuance of our 2022 annual consolidated financial statements:
•
Cerberus Capital Management L.P. v. CIBC:
The trial decision was released on December 1, 2022 finding CIBC liable. A damages hearing proceeded on December 19, 2022. In January 2023, the court set damages in the amount of US$491 million plus pre-judgment interest. Following the court’s decision, we recognized a provision of US$855 million ($1,169 million pre-tax or $844 million after-tax) in other non-interest expense, representing the award of damages and accrued pre-judgment interest thereon for the period ended January 31, 2023. On February 6, 2023, the court entered the final judgment in the amount of US$856 million including pre-judgment interest as of February 6, 2023. Post-judgment interest would have accrued on the amount of the final judgment. In February 2023, the parties settled this matter. Pursuant to the settlement, CIBC paid US$770 million to Cerberus in full satisfaction of the judgment. The US$85 million ($114 million pre-tax or $82 million after-tax) difference between the amount recorded in the first quarter of 2023 and the settlement amount was recognized in other non-interest expense in the second quarter of 2023. This matter is now closed.

•	Fresco v. Canadian Imperial Bank of Commerce : In March 2023, the settlement was approved in Ontario. In May 2023, the settlement was approved in Quebec.
•
Mortgage prepayment class actions
: The settlement approval hearing in
Haroch
was heard in February 2023. The court reserved its decision. In March 2023, the settlement in Haroch was approved. This matter is now closed.

•	Pope v. CIBC and CIBC Trust : In January 2023, the plaintiffs delivered a draft amended Statement of Claim. The motion to rule on the amendments is scheduled for July 2023.
•	The Registered Retirement Savings Plan (RRSP) of J.T.G v. His Majesty The King : The appeal is scheduled for May 29 and 30, 2023.
•
Order Execution Only class actions:
In January 2023, the court released its decision dismissing the motion for certification as a class action in
Frayce
. The plaintiffs are appealing the certification decision. The plaintiffs in the
Pozgaj
action have brought a motion to temporarily stay
Ciardullo
,
Ciardullo and Aggarwal
, and
Woodard
pending a decision on the merits in the
Pozgaj
action. The hearing for the motion has been scheduled for June 2023. The
Pozgaj
certification motion has been scheduled for October 2023.

•	Chalmers and Campbell v. CIBC: The motion for certification is scheduled for November 2023.
Other than the items described above, there are no significant developments in the matters identified in Note 22 to the consolidated financial statements included in our 2022 Annual Report, and no new significant legal proceedings have arisen since the issuance of our 2022 annual consolidated financial statements.